Average Annual Total Returns{- Fidelity Freedom Blend 2050 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2050 Fund	Fidelity Freedom Blend 2050 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2050 Fund- Class K6 Return Before Taxes Since Inception		Fidelity Freedom Blend 2050 Fund- Class K6 After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2050 Fund- Class K6 After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2050 Fund- Class K6 After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2050 Fund- Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		F0391 Past 1 year	F0391 Since Inception
Total	16.45%	13.71%	[1]	13.70%	11.84%	[1]	10.74%	10.29%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018